Business Combinations - Additional Information (Detail) - CAD ($) $ in Millions					1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended				31 Months Ended	56 Months Ended
	Sep. 01, 2020	Aug. 01, 2020	Jan. 31, 2020	Sep. 18, 2019	Sep. 30, 2020	Feb. 24, 2021	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	Aug. 01, 2020	Sep. 01, 2020
Business Acquisition [Line Items]
Cash payment to acquire business								$ 126	$ 0
Total goodwill								373	325
Operation, maintenance and administration								1,070	1,181
Financing charges								0	22
Repayments of convertible debt								0	513
Derecognition of deferred financing costs (Note 4)								$ 0	24
Niagara Reinforcement Limited Partnership [Member]
Business Acquisition [Line Items]
Ownership interest in related party (as a percent)								55.00%
Peterborough Distribution Inc. [Member]
Business Acquisition [Line Items]
Consideration transferred		$ 104
Cash payment to acquire business		101								$ 4		$ 105
Total goodwill		$ 33										$ 33
Revenue from acquiree								$ 51
Net income from acquiree								0
Peterborough Distribution Inc. [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Purchase price adjustment						$ 1
Orillia Power Distribution Corporation [Member]
Business Acquisition [Line Items]
Consideration transferred	$ 28
Cash payment to acquire business	25										$ 1		$ 26
Total goodwill	$ 15												$ 15
Revenue from acquiree								15
Net income from acquiree								$ 0
Repayment of short-term debt assumed					$ 20
Orillia Power Distribution Corporation [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Purchase price adjustment						$ 2
Niagara Reinforcement Limited Partnership [Member]
Business Acquisition [Line Items]
Consideration transferred				$ 119
Six Nations of the Grand River Development Corporation and Mississaugas of the Credit First Nation [Member]
Business Acquisition [Line Items]
Consideration transferred				12
Avista Corporation [Member]
Business Acquisition [Line Items]
Operation, maintenance and administration							$ 138
Termination fee							103
Financing charges							22		$ 22
Repayments of convertible debt							513
Payments for interest							7
Derecognition of deferred financing costs (Note 4)							$ 24
Debt [Member] | Niagara Reinforcement Limited Partnership [Member]
Business Acquisition [Line Items]
Consideration transferred				$ 71
Business combination percentage transferred				60.00%
Equity [Member] | Niagara Reinforcement Limited Partnership [Member]
Business Acquisition [Line Items]
Consideration transferred				$ 48
Business combination percentage transferred				40.00%
Six Nations of the Grand River Development Corporation [Member] | Niagara Reinforcement Limited Partnership [Member]
Business Acquisition [Line Items]
Ownership percentage			25.00%
Six Nations of the Grand River Development Corporation [Member] | Niagara Reinforcement Limited Partnership [Member]
Business Acquisition [Line Items]
Percentage of common shares acquired				25.00%
Mississaugas of the Credit First Nation [Member] | Niagara Reinforcement Limited Partnership [Member]
Business Acquisition [Line Items]
Ownership percentage			20.00%
Mississaugas of the Credit First Nation [Member] | Niagara Reinforcement Limited Partnership [Member]
Business Acquisition [Line Items]
Consideration transferred			$ 9
Percentage of common shares acquired			19.90%	0.10%
Additional equity interest available for purchase (as a percent)			19.90%
Hydro One Inc. [Member] | Niagara Reinforcement Limited Partnership [Member]
Business Acquisition [Line Items]
Ownership interest in related party (as a percent)			55.00%